Net finance income	12 Months Ended
Aug. 31, 2025
Net finance income
Net finance income

25. Net finance income

	2025	2024	2023
	$	$	$
Interest and bank charges	810,714	183,598	105,543
Interest income	(156,662)	(47,141)	(84,448)
Foreign currency exchange (gain) loss	508,191	(34,682)	(154,715)
Transaction costs (note 20)	978,888	1,367,749	534,234
Gain on derivative liabilities (note 20)	(7,051,826)	(8,882,221)	(1,526,655)
Loss on securities exchange (note 20)	—	1,261,296	—
Loss on warrant re-pricing (note 20)	—	652,745	—
Gain on valuation of contingent consideration (note 20)	(52,305)	—	—
Legal claim settlement costs (note 22)	832,500	—	—
	(4,130,500)	(5,498,656)	(1,126,041)